Intangible assets and Goodwill - Balances and Movement of Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2023
Intangible assets and Goodwill
Goodwill at beginning of period	€ 275,635	€ 274,819
Acquisition		41
Impairment of goodwill	0	0
Translation and other	7,220	816
Goodwill at end of period	282,854	275,635
NephThera GmbH, Hamburg, Germany
Intangible assets and Goodwill
Percentage of interest acquired			50.00%
Shared R&D
Intangible assets and Goodwill
Goodwill at beginning of period	244,022
Translation and other	5,208
Goodwill at end of period	249,230	244,022
Just - Evotec Biologics
Intangible assets and Goodwill
Goodwill at beginning of period	31,613
Translation and other	2,011
Goodwill at end of period	33,624	31,613
OAI/Evotec International Execute
Intangible assets and Goodwill
Goodwill at beginning of period	83,446	82,223
Translation and other		1,223
Goodwill at end of period		83,446
OAI/Evotec International Innovate
Intangible assets and Goodwill
Goodwill at beginning of period	9,219	9,164
Acquisition		41
Translation and other		55
Goodwill at end of period		9,219
Evotec (US) Execute
Intangible assets and Goodwill
Goodwill at beginning of period	4,302	4,457
Translation and other		(155)
Goodwill at end of period		4,302
Aptuit Execute
Intangible assets and Goodwill
Goodwill at beginning of period	147,055	146,224
Translation and other		831
Goodwill at end of period		147,055
Just Execute
Intangible assets and Goodwill
Goodwill at beginning of period	€ 31,613	32,751
Translation and other		(1,138)
Goodwill at end of period		€ 31,613